Contract balances	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract balances (Text block)
24.
Contract balances
Contract liabilities amounting USD 2,114 thousand (2021: USD 0 thousand) (2020: USD 0 thousand) represent prepayments received for development services which are yet to be rendered. They are presented as deferred revenue in the consolidated statements of financial position